SHORT-TERM INVESTMENT	12 Months Ended
Dec. 31, 2024
Short-term Investment
SHORT-TERM INVESTMENT	4. SHORT-TERM INVESTMENT
	As of December 31,
	2023	2024
	RMB	RMB

Debt security for trading	7,195	-